 February 5, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Calvert Variable Products, Inc.

SEC File Nos. 811-04000 and 002-90309

Post-Effective Amendment No. 75

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is the above-referenced post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Variable Products, Inc.

The purpose of this Rule 485(a) filing is to create three new series:

            Calvert VP Volatility Managed Moderate Portfolio

            Calvert VP Volatility Managed Moderate Growth Portfolio

            Calvert VP Volatility Managed Growth Portfolio

Pursuant to Rule 485(a)(2), I have designated April 22, 2013 as the date on which this post-effective amendment will become automatically effective.  The funds will commence operations on April 30, 2013 and the intervening period will be used to coordinate this fund launch with the life insurance company that will use these funds as investment options in its variable annuity and life insurance products.

If you have questions or require further information, please contact me at 301‑657-7044.

Sincerely,

/s/ Andrew K. Niebler

Andrew K. Niebler

Associate General Counsel

cc:       Michelle Roberts, Esq.

Division of Investment Management

Securities and Exchange Commission